Commitments - Additional Information (Detail) T in Millions			1 Months Ended		12 Months Ended
	Oct. 01, 2019	Jul. 27, 2012	Apr. 30, 2016 MWh	Feb. 28, 2010	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($) T MWh $ / MWh	Dec. 31, 2020 USD ($)
Disclosure of Commitments and Contingencies [Line Items]
Self-insured health care benefits					$ 59,000,000	$ 62,000,000	$ 61,000,000
Cost per megawatt hour | $ / MWh						25.375
MX [Member] | Energy Financial Hedge [Member]
Disclosure of Commitments and Contingencies [Line Items]
Period of hedging agreement	20 years
Electric energy expected consumption | MWh						400,000
Percentage increase in the price of the commodity						1.50%
Proceeds payments from financial hedge					2,500,000
Bottom of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Stop-loss limits value under medical assistance					23,000
Bottom of range [member] | Employees [Member]
Disclosure of Commitments and Contingencies [Line Items]
Stop-loss limits value under medical assistance					100,000
Top of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Stop-loss limits value under medical assistance					550,000
Top of range [member] | Employees [Member]
Disclosure of Commitments and Contingencies [Line Items]
Stop-loss limits value under medical assistance					2,500,000
International Business Machines Corporation [member]
Disclosure of Commitments and Contingencies [Line Items]
Strategic agreement period		10-year
Ventikas [member]
Disclosure of Commitments and Contingencies [Line Items]
Acquired energy usage period			20 years
Estimated annual cost					21,000,000
Combined generation capacity | MWh			252
EURUS [member]
Disclosure of Commitments and Contingencies [Line Items]
Acquired energy usage period				20 years
Estimated annual cost					70,000,000
Installed capacity				250 MW
Termoelectrica del Golfo [member]
Disclosure of Commitments and Contingencies [Line Items]
Estimated annual cost					171,000,000
Combined volume allocate to TEG and other energy producer | T						1.2
CEMEX Ostzement GmbH [member]
Disclosure of Commitments and Contingencies [Line Items]
Estimated annual cost					$ 18,000,000